UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2018

Invesco Municipal Trust

NYSE: VKQ

2	Letters to Shareholders

3	Trust Performance

3	Portfolio Management Update

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

26	Financial Statements

29	Notes to Financial Statements

35	Financial Highlights

36	Approval of Investment Advisory and Sub-Advisory Contracts

38	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Municipal Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/18 to 8/31/18

Trust at NAV	2.11%
Trust at Market Value	3.06
S&P Municipal Bond Index▼ (Broad Market Index)	1.78
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.82
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	2.26

Market Price Discount to NAV as of 8/31/18	-9.20

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Portfolio Management Update

Effective June 28, 2018, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

    Mark Paris began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010.

    John Connelly began managing the Trust in 2016 and has been associated with Invesco and/or its affiliates since 2016. Mr. Connelly was employed at

Raymond James & Associates in an investment management capacity from 1994 to 2015.

    Tim O’Reilly began managing the Trust in 2016 and has been associated with Invesco and/or its affiliates since 2010.

    James Phillips began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010.

    John Schorle began managing the Trust in 2018 and has been associated with Invesco and/or its affiliates since 2010.

    Julius Williams began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010.

    Effective July 13, 2018, Robert Stryker is no longer a portfolio manager of the Trust.

Important Notice Regarding Share Repurchase Program

In September 2018, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Municipal Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.

Premium: If the Trust is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Municipal Trust

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–165.80%(a)
Alabama–2.60%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,770	$5,347,838
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2039	1,245	1,392,869
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2044	1,245	1,392,869
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/2030	1,650	1,741,179
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	735	804,979
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,235	1,398,168
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB(c)	5.50%	01/01/2043	1,725	1,380,069
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(d)	5.00%	09/01/2046	2,700	3,244,806
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,047,597
				18,750,374

Alaska–0.47%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	3,160	3,423,007

Arizona–3.27%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,375,633
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB(e)	5.25%	07/01/2047	1,160	1,162,796
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB(d)(f)(g)	5.25%	07/01/2021	2,500	2,731,900
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	523,400
Series 2010, RB	5.13%	05/15/2040	1,100	1,151,502
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,160,593
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	640	649,158
Series 2009, Education RB	7.13%	01/01/2045	610	619,223
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.50%	07/01/2034	500	553,645
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,326,283
Phoenix Civic Improvement Corp., Series 2017 D, Ref. Jr. Lien Airport RB	5.00%	07/01/2032	1,240	1,434,048
Phoenix Civic Improvement Corp.;
Series 2017 A, Sr. Lien Airport RB(d)(h)	5.00%	07/01/2042	1,550	1,732,575
Series 2017 A, Sr. Lien Airport RB(d)(h)	5.00%	07/01/2047	2,475	2,756,556
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB(e)	5.25%	07/01/2048	1,190	1,159,298
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(d)(f)(g)	5.00%	01/01/2019	2,050	2,072,858
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,200,429
				23,609,897

California–12.48%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(i)	0.00%	09/01/2020	4,000	3,861,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB(d)(f)(g)	5.00%	04/01/2019	$2,500	$2,552,550
Series 2009 F-1, Toll Bridge RB(d)(f)(g)	5.13%	04/01/2019	4,000	4,086,920
Series 2017 F-1, Toll Bridge RB(d)	5.00%	04/01/2056	2,490	2,803,765
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/2028	800	609,176
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(i)	0.00%	06/01/2055	11,000	566,280
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(f)(g)	6.00%	07/01/2019	1,000	1,036,950
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	1,735	1,958,381
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB(f)(g)	5.50%	08/15/2020	1,000	1,076,760
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr. Lien RB(h)	5.00%	12/31/2047	2,010	2,240,929
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(e)(h)	5.00%	07/01/2027	1,375	1,481,287
Series 2012, Water Furnishing RB(e)(h)	5.00%	07/01/2030	1,600	1,709,312
Series 2012, Water Furnishing RB(e)(h)	5.00%	07/01/2037	3,535	3,737,273
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,327,469
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	927,684
Series 2016 A, RB(e)	5.00%	12/01/2041	1,355	1,464,945
Series 2018 A, RB(e)	5.50%	12/01/2058	1,005	1,109,329
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,177,726
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(f)(g)	5.25%	07/01/2019	1,205	1,243,174
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(f)(g)	5.25%	07/01/2019	695	717,018
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,304,918
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,083,141
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,192,682
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,718,865
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	405	405,527
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. Toll Road CAB RB (INS–AGM)(b)(i)	0.00%	01/15/2034	4,125	2,258,520
Golden State Tobacco Securitization Corp.;
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,190,157
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,117,280
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	670	688,793
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2047	3,350	3,495,055
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	2,350	2,415,917
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB(d)	5.00%	07/01/2043	3,500	3,854,550
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,028,960
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,234,464
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds(j)	6.25%	08/01/2043	2,010	1,666,873
Palomar Pomerado Health; Series 2009, COP(f)(g)	6.75%	11/01/2019	1,125	1,193,051
Poway Unified School District (Election of 2008 — School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/2046	4,955	1,530,649
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,428,317
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,200	2,442,858
San Diego (City of) Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(d)(f)(g)	5.00%	08/01/2021	4,110	4,506,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	$775	$833,776
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	1,550	1,665,878
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(d)	5.00%	11/01/2036	3,360	3,671,002
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	685	744,143
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(i)	0.00%	06/01/2041	3,485	970,921
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,526,800
Vernon (City of);
Series 2009 A, Electric System RB(f)(g)	5.13%	08/01/2019	355	366,591
Series 2009 A, Electric System RB	5.13%	08/01/2021	770	791,329
				90,015,793

Colorado–5.06%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB(d)(f)(g)	5.00%	03/01/2022	3,850	4,251,055
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, Hospital RB	5.00%	11/15/2048	1,170	1,322,416
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	585	643,605
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	295,059
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	355,007
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,015	1,097,042
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,150,292
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,484,322
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,026,842
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,210	1,357,439
Series 2018 A, Ref. Sub. Airport System RB(d)(h)	5.25%	12/01/2048	5,260	6,031,484
Series 2018 A-2, Dedicated Tax CAB RB(i)	0.00%	08/01/2033	1,765	990,624
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	705	715,011
Platte River Power Authority; Series 2009 HH, RB(f)(g)	5.00%	06/01/2019	1,000	1,024,330
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(e)	5.00%	12/15/2041	965	987,919
University of Colorado;
Series 2013 A, Enterprise RB(d)(f)(g)	5.00%	06/01/2023	5,845	6,614,085
Series 2013 A, Enterprise RB(d)(f)(g)	5.00%	06/01/2023	5,465	6,184,085
				36,530,617

Connecticut–0.57%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(h)	6.60%	07/01/2024	2,840	2,846,958
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(h)	5.50%	04/01/2021	1,200	1,297,860
				4,144,818

District of Columbia–4.14%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	2,126,466
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(f)(g)	6.38%	10/01/2019	2,400	2,517,888
Series 2009, Hospital RB(f)(g)	6.50%	10/01/2019	700	735,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(f)(g)	5.00%	10/01/2018	$1,575	$1,578,985
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(f)(g)	5.00%	10/01/2018	775	776,961
Series 2013 A, Public Utility Sub. Lien RB(d)	5.00%	10/01/2044	3,000	3,309,990
District of Columbia;
Series 2014 C, Unlimited Tax GO Bonds(d)	5.00%	06/01/2034	3,445	3,869,321
Series 2014 C, Unlimited Tax GO Bonds(d)	5.00%	06/01/2035	6,890	7,726,997
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,800	7,186,376
				29,828,292

Florida–7.44%
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,111,990
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,270	2,502,266
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,741,770
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,190	2,410,007
Capital Trust Agency Inc. (H-Bay Ministries, Inc.–Superior Residences); Series 2018 A-1, Sr. Living RB	5.00%	07/01/2048	435	464,249
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(e)	7.75%	05/15/2035	1,300	1,301,768
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,576,890
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(g)	5.95%	07/01/2020	35	37,591
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,225,718
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	1,650	1,781,654
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(d)(h)	5.38%	10/01/2033	975	977,623
Series 2008 A, RB (INS–AGC)(b)(d)(h)	5.50%	10/01/2038	2,175	2,181,047
JEA; Series 2012 Three B, Electric System RB(d)	5.00%	10/01/2039	3,100	3,343,009
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	990,539
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	3,865	4,289,841
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,311,000
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(f)(g)	6.13%	08/01/2020	470	506,796
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	170	181,919
Miami-Dade (County of);
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,000	1,090,940
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,257,376
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/2035	1,950	2,129,693
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	2,795	3,144,012
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(d)(h)	5.00%	10/01/2047	6,090	6,759,656
Overoaks Community Development District; Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	100	100,126
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB(d)(f)(g)	5.50%	10/01/2019	2,600	2,706,496
Series 2011, Ref. RB(d)	5.00%	10/01/2031	2,565	2,786,744
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	941,716
Reunion East Community Development District;
Series 2005, Special Assessment RB(c)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	280	285,393
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB(k)	4.34%	05/01/2035	735	470,644
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,078,210
				53,686,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.83%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB(f)(g)	6.75%	01/01/2019	$110	$111,841
Series 2009 B, Tax Allocation RB(f)(g)	6.75%	01/01/2019	200	203,348
Series 2009 B, Tax Allocation RB(f)(g)	7.38%	01/01/2019	205	208,842
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(f)(g)	6.00%	11/01/2019	1,200	1,259,616
Series 2009 A, Water & Wastewater RB(f)(g)	6.00%	11/01/2019	1,300	1,364,584
Series 2009 A, Water & Wastewater RB(f)(g)	6.00%	11/01/2019	1,200	1,259,616
Series 2015, Ref. Water & Wastewater RB(d)	5.00%	11/01/2040	8,290	9,288,531
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	1,000	1,064,080
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,248,095
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,000	1,106,330
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	3,000	3,283,980
				20,398,863

Guam–0.86%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(f)(g)	5.38%	12/01/2019	350	365,603
Series 2009 A, Limited Obligation RB(f)(g)	5.63%	12/01/2019	1,850	1,938,115
Guam (Territory of) Power Authority; Series 2010 A, RB(f)(g)	5.50%	10/01/2020	835	897,734
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB(f)(g)	5.63%	07/01/2020	1,400	1,496,320
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	818,891
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	661,606
				6,178,269

Hawaii–1.43%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB(f)(g)	5.75%	07/01/2020	1,000	1,072,340
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,778,550
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,157,564
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	1,695	1,867,483
Series 2018 A, Airport System RB(h)	5.00%	07/01/2048	2,180	2,440,096
				10,316,033

Idaho–0.52%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	750	755,767
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,008,080
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	891,651
Regents of the University of Idaho; Series 2011, Ref. General RB(f)	5.25%	04/01/2021	1,015	1,090,668
				3,746,166

Illinois–19.27%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	860	860,628
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,455	1,440,930
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	608	445,209
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(h)	5.50%	01/01/2031	2,650	2,941,526
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,250	1,348,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) (O’Hare International Airport);
Series 2012 B, Ref. Passenger Facility Charge RB(h)	5.00%	01/01/2030	$4,500	$4,813,290
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,759,214
Series 2015 C, RB(h)	5.00%	01/01/2046	850	914,719
Series 2015 D, RB	5.00%	01/01/2046	595	647,306
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,685	1,868,749
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,355	1,538,467
Chicago (City of) Board of Education;
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2036	1,705	1,764,828
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2035	750	777,330
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,755	1,926,113
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(d)(l)	5.25%	12/01/2036	3,795	4,041,979
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,087,995
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	1,050	1,125,642
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	1,190	1,272,312
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	363,130
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	583	586,368
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	390	392,990
Series 2011 A, Sales Tax RB(f)(g)	5.25%	01/01/2022	1,905	2,107,521
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,517,969
Series 2012 A, Unlimited Tax GO Bonds (INS–BAM)(b)	5.00%	01/01/2033	1,290	1,348,889
Series 2014, Ref. Motor Fuel Tax RB (INS–AGM)(b)	5.00%	01/01/2032	1,175	1,253,972
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	936,565
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,670,878
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,025	2,295,358
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	561	538,367
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(f)(g)	5.00%	03/01/2022	5	5,503
Series 2012, RB	5.00%	03/01/2034	995	1,074,152
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,516,415
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(f)(g)	5.50%	10/01/2018	1,125	1,128,296
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,067,950
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB(d)	5.00%	07/15/2042	3,350	3,793,775
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(d)(f)(g)	5.38%	08/15/2019	2,200	2,274,976
Series 2009 A, RB(d)(f)(g)	5.75%	08/15/2019	1,400	1,452,612
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,568,325
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	230	11,466
Series 2016 B, RB	5.63%	05/15/2020	986	981,078
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(f)(g)	6.25%	11/15/2019	755	795,053
Series 2009, RB	6.25%	11/15/2035	495	519,087
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	995,060
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(f)(g)	7.25%	11/01/2018	1,905	1,921,859
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,734,443
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(f)(g)	6.00%	02/15/2020	1,675	1,772,368
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(d)(f)(g)	5.50%	02/15/2021	2,370	2,573,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	$3,630	$4,000,913
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, Dedicated State Tax RB(f)(g)	5.50%	06/15/2020	550	585,629
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	1,715	1,756,246
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,389,090
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(b)(i)	0.00%	12/15/2029	2,750	1,757,388
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2031	1,205	1,324,295
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2032	1,100	1,205,875
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	3,875	4,231,190
Series 2015 A, RB(d)	5.00%	01/01/2040	11,210	12,394,001
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,225	1,265,768
Series 2013, Unlimited Tax GO Bonds (INS–BAM)(b)	5.50%	07/01/2038	2,450	2,654,256
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,625,358
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,250,208
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,306,075
Series 2017 A, Unlimited Tax GO Bonds	5.00%	12/01/2024	1,675	1,780,827
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	1,185	1,259,667
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	840	883,638
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2022	585	618,702
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(d)	5.00%	12/15/2041	3,075	3,244,064
Railsplitter Tobacco Settlement Authority; Series 2010, RB(f)(g)	5.50%	06/01/2021	3,800	4,168,638
Regional Transportation Authority;
Series 2002 A, RB (INS–NATL)(b)	6.00%	07/01/2029	1,155	1,454,826
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,609,561
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	4,195	4,614,500
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(c)	6.25%	03/01/2035	958	431,100
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds(g)(i)	0.00%	01/01/2019	425	422,765
Series 1999, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(i)	0.00%	01/01/2019	990	982,219
				138,989,328

Indiana–3.16%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,529,055
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(f)(g)	6.75%	03/01/2019	1,440	1,476,115
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/2040	3,850	4,109,298
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	536,430
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	575	610,317
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	612,220
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,679,692
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB(f)(g)	5.25%	07/01/2023	1,250	1,433,350
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,235	1,384,978
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	2,000	2,147,440
Series 2013 F, RB(d)	5.00%	02/01/2030	3,240	3,561,635
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	6.75%	01/01/2034	1,500	1,745,835
				22,826,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.27%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB(e)	5.88%	12/01/2027	$1,090	$1,156,000
Series 2013, Ref. Midwestern Disaster Area RB(f)	5.25%	12/01/2037	1,265	1,344,834
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	840	900,489
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,715	1,731,618
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,370	1,384,166
Series 2005 E, Asset-Backed CAB RB(i)	0.00%	06/01/2046	12,665	1,524,486
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,095	1,097,792
				9,139,385

Kansas–0.91%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(d)	5.75%	11/15/2038	3,500	3,667,230
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,575	1,788,476
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,000	1,105,420
				6,561,126

Kentucky–2.67%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(f)(m)	2.96%	02/01/2025	710	723,014
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS–AGM)(b)	5.00%	12/01/2047	1,115	1,209,574
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,335	1,424,232
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,506,947
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.);
Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,015	1,083,005
Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	1,265	1,378,622
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB(f)(g)	6.00%	06/01/2020	1,500	1,606,530
Series 2010 A, Hospital RB(f)(g)	6.38%	06/01/2020	1,225	1,319,815
Series 2010 A, Hospital RB(f)(g)	6.50%	06/01/2020	3,100	3,346,543
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(f)(g)	5.25%	02/01/2019	1,425	1,446,375
Series 2009, Ref. RB(f)(g)	5.25%	02/01/2019	1,610	1,634,150
Series 2009, Ref. RB(f)(g)	5.25%	02/01/2019	185	187,775
Series 2009, Ref. RB(f)(g)	5.25%	02/01/2019	205	208,075
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,090,640
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,118,290
				19,283,587

Louisiana–1.12%
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC–Louisiana State University Nicholson Gateway); Series 2016 A, Lease RB	5.00%	07/01/2056	1,155	1,238,276
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $400,562)(e)	5.75%	10/30/2018	401	401,844
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	826,113
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	549,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	$860	$916,820
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,769,217
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,477,383
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	901,925
				8,080,608

Maryland–0.93%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	851,736
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,719,404
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB(f)(g)	5.75%	06/01/2020	1,080	1,154,984
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB(f)(g)	5.38%	06/01/2020	765	813,218
Montgomery (County of); Series 2017 E, VRD Unlimited Tax GO Bonds(n)	1.38%	11/01/2037	625	625,000
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	905	966,042
Series 2017, Ref. RB	5.00%	04/01/2032	540	571,212
				6,701,596

Massachusetts–6.68%
Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB(f)(g)	5.25%	01/01/2020	350	366,404
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB(f)(g)	5.00%	05/01/2019	1,000	1,022,000
Massachusetts (Commonwealth of);
Series 2006 A, VRD Limited Tax GO Bonds(n)	1.37%	03/01/2026	1,200	1,200,000
Series 2018 D, Limited Tax GO Bonds(d)	4.00%	05/01/2040	2,865	2,976,649
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,174,891
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS–NATL)(b)(i)	0.00%	01/01/2022	1,550	1,441,329
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	150	150,386
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	490,252
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB(f)(g)	5.25%	04/01/2021	500	542,900
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB(f)(g)	5.13%	11/15/2019	500	520,210
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2053	2,480	2,698,587
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	726,495
Massachusetts (State of) Development Finance Agency (Emerson College);
Series 2010 A, RB(f)(g)	5.00%	01/01/2020	230	240,030
Series 2010 A, RB(f)(g)	5.00%	01/01/2020	20	20,872
Series 2016 A, RB	5.00%	01/01/2047	5,870	6,368,246
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(b)	5.25%	07/01/2033	300	324,039
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	521,945
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	2,500	3,269,150
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	529,370
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	537,520
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	780,390
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB(f)(g)	5.00%	07/01/2021	3,425	3,719,276
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(f)(g)	8.00%	10/15/2019	250	267,285
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB(f)(g)	5.63%	10/15/2019	500	521,615
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	520,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(f)(g)	6.75%	01/01/2021	$300	$333,690
Series 2011 I, RB	6.75%	01/01/2036	200	220,628
Series 2011 I, RB(f)(g)	7.25%	01/01/2021	495	556,192
Series 2011 I, RB	7.25%	01/01/2032	330	367,590
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(f)(g)	5.50%	07/01/2021	475	522,310
Series 2011 H, RB	5.50%	07/01/2031	25	26,861
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB(h)	5.63%	07/01/2028	150	158,075
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	266,920
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS–AGM)(b)	5.25%	08/01/2031	500	631,900
Series 2011 B, General RB(f)(g)	5.00%	08/01/2021	200	217,264
Series 2011 C, Ref. General RB(d)	5.00%	08/01/2030	3,500	3,789,730
Series 2011 C, Ref. General RB(d)	5.00%	08/01/2031	2,000	2,163,800
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)	5.50%	08/01/2030	1,500	1,896,900
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS–NATL)(b)	5.50%	01/01/2023	1,000	1,139,750
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS–AMBAC)(b)	5.25%	06/01/2019	1,975	1,980,135
				48,201,716

Michigan–3.51%
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,865	3,215,533
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,058,027
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	855,060
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,337,504
Series 2014 C-3, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/2032	2,500	2,777,875
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	625	684,650
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	691,650
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,270	1,387,881
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,275	2,494,287
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(d)	5.00%	12/01/2046	3,890	4,363,180
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,305	3,320,567
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,097,220
				25,283,434

Minnesota–0.54%
Bethel (City of) (Spectrum High School);
Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	305	304,396
Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	500,515
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(f)(g)	6.38%	11/15/2018	1,850	1,867,520
Series 2008 A, Health Care System RB(f)(g)	6.63%	11/15/2018	1,200	1,211,952
				3,884,383

Mississippi–0.92%
Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB(n)	1.54%	06/01/2023	2,500	2,500,000
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone RB(n)	1.54%	12/01/2030	1,000	1,000,000
Series 2009 A, VRD Gulf Opportunity Zone IDR(n)	1.54%	12/01/2030	1,585	1,585,000
West Rankin Utility Authority; Series 2018, RB (INS–AGM)(b)	5.00%	01/01/2048	1,355	1,518,847
				6,603,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–0.88%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	$750	$820,987
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,658,395
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	510	540,248
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,030,080
Series 2014 A, Senior Living Facilities RB	5.00%	02/01/2044	1,000	1,055,110
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,275,721
				6,380,541

Nebraska–1.61%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB(o)	5.00%	09/01/2032	3,500	3,816,330
Series 2012, Gas RB(o)	5.25%	09/01/2037	2,485	2,732,978
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,058,250
Omaha (City of) Public Power District; Series 2011 B, RB(d)(f)(g)	5.00%	02/01/2021	3,690	3,972,137
				11,579,695

New Jersey–14.13%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	850	831,810
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	02/01/2021	1,000	1,013,420
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS–AGM)(b)(i)	0.00%	08/01/2019	1,845	1,810,425
Series 1998, CAB COP (INS–AGM)(b)(i)	0.00%	02/01/2025	1,845	1,526,535
Series 1998, CAB COP (INS–AGM)(b)(i)	0.00%	02/01/2028	2,850	2,092,897
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,045,540
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS–NATL)(b)	5.50%	10/01/2028	1,000	1,237,500
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS–AGC)(b)	5.00%	04/01/2021	775	789,361
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS–AGM)(b)(i)	0.00%	11/01/2025	2,000	1,629,920
Series 2005 A, Open Space & Farmland Preservation RB (INS–AGM)(b)	5.75%	11/01/2028	1,000	1,180,010
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,052,850
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB(h)	5.60%	11/01/2034	1,000	1,049,430
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,001,390
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,065	1,121,743
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,111,360
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/2027	485	485,272
Series 2007, RB	5.13%	06/15/2037	700	700,322
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB(h)	5.00%	10/01/2037	955	1,031,562
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB(f)(g)	5.88%	06/01/2020	2,650	2,839,634
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2009, RB(f)(g)	5.50%	12/15/2018	350	353,815
Series 2009, RB (INS–AGC)(b)	5.50%	12/15/2034	5	5,050
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(h)	5.13%	01/01/2034	1,250	1,353,475
Series 2013, Private Activity RB(h)	5.38%	01/01/2043	1,000	1,092,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS–NATL)(b)	5.90%	03/15/2021	$17,035	$17,447,758
Series 2004 A, Motor Vehicle RB (INS–BHAC)(b)(d)	5.25%	07/01/2026	7,000	8,170,260
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/2026	1,500	1,736,925
Series 2005 N-1, Ref. School Facilities Construction RB (INS–NATL)(b)(d)(l)	5.50%	09/01/2022	3,775	4,190,288
Series 2009, School Facilities Construction RB(f)(g)	5.50%	12/15/2018	645	652,121
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,059,500
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	525,960
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB(f)(g)	5.50%	09/01/2019	500	518,955
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB(f)(g)	6.00%	07/01/2021	750	836,063
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(f)(g)	5.63%	07/01/2021	1,000	1,103,020
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	522,025
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB(f)(g)	5.00%	01/01/2020	550	573,249
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(g)	5.25%	07/01/2023	1,000	1,144,210
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(g)	6.75%	07/01/2019	960	1,000,195
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,539,750
Series 2010 1-A, Ref. Student Loan RB(d)	5.00%	12/01/2025	2,485	2,561,140
Series 2010 1-A, Ref. Student Loan RB(d)	5.00%	12/01/2026	1,565	1,612,373
Series 2018 B, Ref. Sr. Student Loan RB(h)	5.00%	12/01/2024	1,110	1,243,455
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, Transportation System CAB RB(i)	0.00%	12/15/2039	6,000	2,223,600
Series 2010 A, Transportation System CAB RB(i)	0.00%	12/15/2030	1,600	957,024
Series 2010 A, Transportation System CAB RB(i)	0.00%	12/15/2031	3,000	1,698,630
Series 2011 A, Transportation System RB	5.50%	06/15/2041	1,000	1,047,040
Series 2018 A, Ref. Federal Highway Reimbursement RN(d)(l)	5.00%	06/15/2029	1,590	1,775,171
Series 2018 A, Ref. Federal Highway Reimbursement RN(d)(l)	5.00%	06/15/2030	550	611,661
Series 2018 A, Ref. Federal Highway Reimbursement RN(d)(l)	5.00%	06/15/2031	1,005	1,113,309
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,015	1,138,383
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS–AGM)(b)	5.25%	01/01/2027	705	846,310
Series 2009 E, RB(f)(g)	5.25%	01/01/2019	1,000	1,011,950
Series 2013 A, RB(f)(g)	5.00%	07/01/2022	1,900	2,113,883
New Jersey Institute of Technology;
Series 2012 A, RB(f)(g)	5.00%	07/01/2022	155	172,448
Series 2012 A, RB	5.00%	07/01/2042	345	372,579
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB(f)(g)	6.75%	12/01/2019	600	637,350
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB(f)(g)	5.00%	05/01/2020	500	527,065
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS–NATL)(b)(i)	0.00%	09/01/2032	5,000	3,158,800
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS–AGM)(b)	5.25%	08/15/2032	1,300	1,302,483
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	1,370	1,557,676
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,165	3,458,079
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,005	3,361,934
				101,878,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.59%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(f)	5.20%	06/01/2020	$1,000	$1,048,590
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,241,078
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(f)(m)	2.15%	08/01/2019	1,000	1,001,060
				4,290,728

New York–15.48%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(f)(g)	6.25%	01/15/2020	1,370	1,456,173
Series 2009, PILOT RB(f)(g)	6.38%	01/15/2020	570	606,805
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	3,012,820
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(f)(g)	5.25%	11/15/2019	1,000	1,043,600
Series 2009 B, Dedicated Tax Fund RB(f)(g)	5.25%	11/15/2019	1,500	1,565,400
Series 2010 D, RB(f)(g)	5.25%	11/15/2020	2,500	2,694,250
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,850	2,019,293
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,125	2,392,176
Series 2017 D, Ref. Transportation RB(d)	4.00%	11/15/2042	2,850	2,916,662
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/2042	710	773,325
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,234,725
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS–NATL)(b)	5.38%	03/01/2028	2,000	2,332,300
Two Hundred Seventh Series 2018, Ref. Consolidated RB(d)(h)	5.00%	09/15/2028	3,300	3,870,273
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(h)	5.75%	10/01/2036	2,765	2,790,576
New York (City of) Municipal Water Finance Authority;
Series 2012 FF, Water & Sewer System RB(d)	5.00%	06/15/2045	6,915	7,515,983
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,555,008
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(d)	5.25%	01/15/2039	3,400	3,442,534
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,522,800
Subseries 2011 D-1, Future Tax Sec. RB(d)	5.00%	11/01/2033	4,845	5,270,149
Subseries 2013, Sub. Future Tax Sec. RB(d)	5.00%	11/01/2038	5,010	5,586,501
Subseries 2018 C-3, Sub. Future Tax Sec. RB	4.00%	05/01/2042	1,675	1,733,323
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,170	3,487,127
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(d)	5.00%	03/15/2030	2,220	2,383,348
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	1,926,732
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,255	1,325,908
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(f)(g)	5.00%	10/01/2019	2,820	2,923,325
Series 2009 C, School Districts Bond Financing Program RB (INS–AGC)(b)	5.00%	10/01/2023	180	185,911
Series 2014 C, State Personal Income Tax RB(d)	5.00%	03/15/2040	5,510	6,144,697
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(d)(f)(g)	5.00%	03/15/2019	1,800	1,833,570
Series 2009 A, Personal Income Tax RB(d)(f)(g)	5.00%	03/15/2019	2,000	2,037,300
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(d)	5.00%	12/15/2031	1,905	2,159,184
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(e)	5.00%	11/15/2044	5,315	5,594,835
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,013,130
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(h)	5.00%	08/01/2031	1,685	1,759,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB(h)	5.00%	01/01/2031	$3,350	$3,769,286
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	1,775	1,894,777
Series 2016 A, Special Facilities RB(h)	5.25%	01/01/2050	3,235	3,491,794
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,735	1,777,681
TSASC, Inc.;
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	3,490	3,581,682
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,000	1,023,390
				111,647,763

North Carolina–2.98%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB(d)	5.00%	10/01/2055	9,585	10,739,801
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	06/30/2054	3,120	3,333,221
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(f)(g)	5.00%	01/01/2019	4,300	4,348,203
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(d)	5.00%	07/01/2036	2,870	3,091,908
				21,513,133

North Dakota–0.80%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,043,420
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2053	4,355	4,725,131
				5,768,551

Ohio–11.89%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	243,058
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,386,891
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,295,636
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,877,760
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,655,620
American Municipal Power, Inc. (Combined Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,043,660
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	590,870
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,174,330
Bowling Green (City of) (CFP I LLC — Bowling Green State University); Series 2010, Student Housing RB(f)(g)	5.75%	06/01/2020	1,000	1,068,540
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	480	483,043
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,655	7,703,533
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	413,441
Cincinnati (City of); Series 2011 A, Ref. Water System RB(d)(f)(g)	5.00%	12/01/2021	5,000	5,494,450
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(e)	6.50%	01/01/2034	1,100	1,145,430
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS–AGM)(b)	5.50%	10/01/2019	2,825	2,937,322
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	06/01/2019	1,000	1,024,700
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	06/01/2019	1,000	1,024,700
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	533,235
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,690	1,856,127
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,045,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(d)	5.00%	11/15/2036	$930	$1,003,005
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	808,875
Series 2011 A, Hospital Facilities RB(d)	5.00%	11/15/2041	1,500	1,609,620
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,550	1,761,699
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,490	1,598,353
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS–AGM)(b)	5.00%	06/01/2030	1,000	1,048,000
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,470	2,714,555
Hamilton (County of);
Series 2000 B, CAB Sales Tax RB (INS–AMBAC)(b)(i)	0.00%	12/01/2023	2,000	1,746,840
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,080,520
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB(f)(g)	6.25%	06/01/2021	1,300	1,450,176
Kent State University;
Series 2009 B, General Receipts RB(f)(g)	5.00%	05/01/2019	920	940,240
Series 2009 B, General Receipts RB (INS–AGC)(b)	5.00%	05/01/2028	80	81,664
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB(f)(g)	7.00%	11/01/2020	1,000	1,105,610
Lucas (County of) (Promedica Healthcare);
Series 2011 A, Hospital RB(f)(g)	5.75%	11/15/2021	1,000	1,117,430
Series 2011 A, Hospital RB(f)(g)	6.00%	11/15/2021	1,000	1,125,140
Miami University; Series 2011, Ref. General Receipts RB(d)	5.00%	09/01/2031	5,050	5,443,193
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS–NATL)(b)	6.25%	04/01/2020	1,205	1,247,922
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	1,000	1,051,430
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB(e)	6.00%	04/01/2038	1,510	1,487,773
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,340,804
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital Facilities RB(d)(f)(g)	5.13%	01/01/2019	4,000	4,046,200
Series 2009 B, Hospital Facilities RB(d)	5.50%	01/01/2034	1,000	1,012,750
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(b)(h)	5.00%	12/31/2039	805	876,637
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,561,455
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(e)(h)	4.25%	01/15/2038	585	598,139
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB(f)(g)	5.75%	05/15/2020	255	271,861
Series 2010, Hospital Facilities RB(f)(g)	5.75%	05/15/2020	380	405,126
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,330	1,399,173
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	220	230,881
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	804,787
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(h)	5.85%	09/20/2028	605	617,523
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP–GNMA)(h)	5.25%	09/01/2030	50	50,057
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS–NATL)(b)(i)	0.00%	02/15/2030	1,000	673,790
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB(f)(g)	5.00%	02/15/2020	1,000	1,047,610
Ohio State University;
Series 2010 D, RB(g)	5.00%	12/01/2030	45	56,097
Series 2010 D, RB	5.00%	12/01/2030	955	1,173,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Summit (County of) Port Authority (University of Akron Student Housing);
Series 2011, Lease RB(f)(g)	5.00%	01/01/2021	$315	$338,266
Series 2011, Lease RB	5.00%	01/01/2030	185	195,323
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/2028	1,000	1,062,620
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	795,270
University of Toledo; Series 2011 B, General Receipts RB(f)(g)	5.00%	06/01/2021	650	705,328
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	06/01/2019	1,000	1,024,700
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,038,970
				85,746,466

Oklahoma–1.64%
Edmond Public Works Authority;
Series 2017, Sales Tax and Utility System RB(d)	5.00%	07/01/2042	2,735	3,112,922
Series 2017, Sales Tax and Utility System RB(d)	5.00%	07/01/2047	2,670	3,027,967
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,180	2,470,964
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.–Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,945	1,916,078
Oklahoma (State of) Water Resources Board; Series 2018 C, Loan Program RB	4.00%	10/01/2048	1,260	1,296,641
				11,824,572

Pennsylvania–4.10%
Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,600	1,751,472
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2035	1,000	1,037,730
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,815,328
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,003,607
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	538,395
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB(f)(g)	5.00%	06/01/2019	245	251,052
Series 2009 A, Sub. RB(f)(g)	5.00%	06/01/2019	840	860,748
Series 2009 A, Sub. RB(f)(g)	5.00%	06/01/2019	740	758,278
Series 2018 A-2, Turnpike RB	5.00%	12/01/2048	1,195	1,336,070
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,170	1,340,516
Subseries 2010 B-2, Sub. RB(f)(g)	5.75%	12/01/2020	1,060	1,151,690
Subseries 2010 B-2, Sub. RB(f)(g)	5.75%	12/01/2020	580	630,170
Subseries 2010 B-2, Sub. RB(f)(g)	5.75%	12/01/2020	610	662,765
Subseries 2010 B-2, Sub. RB(f)(g)	6.00%	12/01/2020	200	218,392
Subseries 2010 B-2, Sub. RB(f)(g)	6.00%	12/01/2020	985	1,073,305
Subseries 2010 B-2, Sub. Turnpike RB(f)(g)	6.00%	12/01/2020	215	234,771
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(j)	5.13%	12/01/2039	2,000	1,699,260
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	2,350	2,629,039
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	807,710
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	933,472
Philadelphia (City of);
Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,100	1,229,096
Series 2017 B, Ref. Airport RB(d)(h)	5.00%	07/01/2047	5,940	6,587,222
				29,550,088

Puerto Rico–1.24%
Children’s Trust Fund;
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	2,610	2,642,155
Series 2005 A, Tobacco Settlement Asset-Backed RB(i)	0.00%	05/15/2050	5,915	736,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS–NATL)(b)	5.25%	07/01/2033	$735	$791,007
Series 2007 VV, Ref. RB (INS–NATL)(b)	5.25%	07/01/2035	645	690,621
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. Transportation RB (INS–NATL)(b)	5.25%	07/01/2032	770	830,006
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS–NATL)(b)	6.00%	07/01/2024	2,020	2,088,680
Puerto Rico (Commonwealth of);
Series 2004 A, Public Improvement Unlimited Tax GO Bonds (INS–NATL)(b)	5.25%	07/01/2021	490	495,728
Series 2006 A, Public Improvement Unlimited Tax GO Bonds (INS–AGC) (CPI Rate + 1.00%)(b)(m)	3.46%	07/01/2019	645	647,612
				8,922,286

South Carolina–1.71%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB(f)(g)	5.75%	08/01/2019	1,000	1,036,500
Series 2013 A, Ref. Hospital RB(f)(g)	5.25%	08/01/2023	1,600	1,833,728
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	1,865	2,071,008
Series 2015, RB(h)	5.25%	07/01/2055	1,350	1,496,529
Series 2018, RB(h)	5.00%	07/01/2043	755	846,408
Series 2018, RB(h)	5.00%	07/01/2055	585	647,630
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2014 A, RB	5.50%	12/01/2054	1,190	1,296,552
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(d)	5.00%	01/01/2033	3,000	3,094,170
				12,322,525

South Dakota–0.46%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,761,863
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,577,520
				3,339,383

Tennessee–0.29%
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2037	1,735	1,943,530
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2024	120	134,048
				2,077,578

Texas–15.22%
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	1,876,315
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/2019	1,440	1,485,418
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,531,631
Series 2013 A, Joint Improvement RB(h)	5.00%	11/01/2030	1,825	1,991,148
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(n)	1.42%	11/01/2041	1,925	1,925,000
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(f)(g)	7.25%	12/01/2018	825	836,253
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(f)(g)	5.00%	12/01/2019	1,000	1,039,630
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(h)	4.75%	07/01/2024	2,225	2,395,368
Houston (City of);
Series 2011 D, First Lien Combined Utility System RB(d)	5.00%	11/15/2031	1,865	2,025,185
Series 2011 D, First Lien Combined Utility System RB(d)	5.00%	11/15/2033	900	976,140
Series 2011 D, First Lien Combined Utility System RB(d)	5.00%	11/15/2036	995	1,076,928
Series 2015 C, Ref. Airport System RB(h)	5.00%	07/15/2020	850	891,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(e)	5.50%	08/15/2045	$1,330	$1,375,526
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2043	1,960	2,223,992
Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2048	1,885	2,130,559
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,489,474
Lower Colorado River Authority;
Series 2012 A, Ref. RB(f)(g)	5.00%	05/15/2022	5	5,520
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,548,326
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(f)(g)	6.25%	02/15/2019	1,450	1,479,595
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.–Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2052	1,500	1,495,035
New Hope Cultural Education Facilities Finance Corp. (CHF–Collegiate Housing College Station I, LLC–Texas A&M University); Series 2014 A, Student Housing RB (INS–AGM)(b)	5.00%	04/01/2046	2,010	2,174,076
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2042	1,115	1,177,841
North Texas Tollway Authority;
Series 2008 I, Ref. First Tier System CAB RB (INS–AGC)(b)	6.20%	01/01/2042	1,000	1,191,870
Series 2011 A, Special Projects System RB(d)(f)(g)	5.50%	09/01/2021	2,895	3,198,193
Series 2015 B, Ref. RB(d)(l)	5.00%	01/01/2040	9,860	10,711,805
Series 2017 B, Ref. Second Tier System RB(d)	5.00%	01/01/2048	5,715	6,333,363
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,062,705
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,460	1,528,211
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,495	1,557,880
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	899,350
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	490,793
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	405	405,405
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	1,940	2,124,649
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/2028	3,300	3,350,193
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,717,001
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	4,130	4,438,222
Series 2015 B, Ref. CAB RB(i)	0.00%	08/15/2036	3,475	1,627,968
Series 2015 B, Ref. CAB RB(i)	0.00%	08/15/2037	1,175	525,284
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,695	1,826,583
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,695	1,914,503
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(f)(g)	5.00%	05/15/2019	2,500	2,558,225
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	6,790,685
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,633,365
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,601,186
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,620,780
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	4,826,019
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,077,190
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(h)	5.00%	12/31/2055	1,140	1,223,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	$1,550	$1,640,086
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,475	1,738,996
				109,764,518

Utah–1.01%
Salt Lake City (City of); Series 2017 A, Airport RB(d)(h)	5.00%	07/01/2047	5,815	6,485,877
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	780	781,310
				7,267,187

Virgin Islands–0.62%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	725	726,813
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,500	1,492,500
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	425	422,875
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,850	1,834,275
				4,476,463

Virginia–1.93%
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(h)	5.00%	01/01/2040	2,355	2,484,454
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	2,950	3,191,929
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	795	878,062
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	3,530	3,744,271
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(h)	5.00%	12/31/2056	3,350	3,638,234
				13,936,950

Washington–3.07%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS–NATL)(b)(i)	0.00%	02/01/2024	5,000	4,325,250
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2026	1,525	1,659,307
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,320	1,376,232
Seattle (Port of); Series 2017 C, Intermediate Lien RB(h)	5.25%	05/01/2042	1,175	1,342,437
Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(d)	5.00%	06/01/2033	1,500	1,612,650
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)	5.00%	07/01/2048	4,190	4,726,990
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(d)	5.00%	02/01/2041	2,325	2,402,004
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(f)(g)	6.25%	05/15/2021	1,025	1,144,987
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,318,950
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,152,272
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,081,180
				22,142,259

West Virginia–0.53%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	660	643,236
Series 2008, RB	6.25%	10/01/2023	1,100	1,036,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(f)(g)	5.50%	06/01/2019	$1,060	$1,089,659
Series 2009 C, Ref. & Improvement RB(f)(g)	5.50%	06/01/2019	1,020	1,048,540
				3,818,039

Wisconsin–2.46%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(e)	6.75%	08/01/2031	915	1,011,597
Series 2017, Limited Obligation PILOT RB(e)	6.75%	12/01/2042	2,135	2,454,802
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(h)	5.38%	11/01/2021	450	451,188
Series 2007 B, Collateralized Utility RB(h)	5.75%	11/01/2037	410	411,009
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(f)(g)	6.63%	02/15/2019	1,305	1,333,788
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(d)	5.00%	03/01/2046	5,925	6,522,418
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,766,606
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,780,223
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	948,360
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(f)(g)	5.38%	05/01/2019	95	97,352
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	915	937,167
				17,714,510

Wyoming–0.51%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,238,445
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS–BAM)(b)(d)	5.00%	01/01/2047	2,205	2,443,581
				3,682,026
TOTAL INVESTMENTS IN SECURITIES(p)–165.80% (Cost $1,146,304,786)				1,195,828,213
FLOATING RATE NOTE OBLIGATIONS–(30.93)%
Notes with interest and fee rates ranging from 2.04% to 2.48% at 08/31/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(q)				(223,090,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.43)%				(262,786,668)
OTHER ASSETS LESS LIABILITIES–1.56%				11,299,602
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$721,251,146

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior

LIBOR	– London Interbank Offered Rate
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2018 was $1,811,171, which represented less than 1% of the Trust’s Net Assets.

(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $31,269,750, which represented 4.34% of the Trust’s Net Assets.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $14,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(n)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(o)	Security subject to crossover refunding.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2018. At August 31, 2018, the Trust’s investments with a value of $343,685,983 are held by TOB Trusts and serve as collateral for the $223,090,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31,2018

Revenue Bonds	77.4%
Pre-Refunded Bonds	15.5
General Obligation Bonds	6.3
Other	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Trust

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,146,304,786)	$1,195,828,213
Cash	57,851
Receivable for:
Investments sold	4,043,225
Interest	12,959,994
Investments matured, at value (Cost $976,280)	196,400
Investment for trustee deferred compensation and retirement plans	11,809
Other assets	29,354
Total assets	1,213,126,846

Liabilities:
Floating rate note obligations	223,090,000
Variable rate muni term preferred shares ($0.01 par value, 2,628 shares issued with liquidation preference of $100,000 per share)	262,786,668
Payable for:
Investments purchased	5,231,140
Dividends	84,063
Accrued fees to affiliates	210
Accrued interest expense	549,288
Accrued trustees’ and officers’ fees and benefits	4,250
Accrued other operating expenses	118,272
Trustee deferred compensation and retirement plans	11,809
Total liabilities	491,875,700
Net assets applicable to common shares	$721,251,146

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$707,137,924
Undistributed net investment income	(125,119)
Undistributed net realized gain (loss)	(34,505,206)
Net unrealized appreciation	48,743,547
$721,251,146

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	55,320,227
Net asset value per common share	$13.04
Market value per common share	$11.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Trust

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$26,637,883

Expenses:
Advisory fees	3,313,407
Administrative services fees	86,516
Custodian fees	16,782
Interest, facilities and maintenance fees	5,763,189
Transfer agent fees	76,809
Trustees’ and officers’ fees and benefits	15,176
Registration and filing fees	28,316
Reports to shareholders	51,647
Professional services fees	65,837
Other	101,950
Total expenses	9,519,629
Net investment income	17,118,254

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	3,067,618
Change in net unrealized appreciation (depreciation) of investment securities	(7,000,499)
Net realized and unrealized gain (loss)	(3,932,881)
Net increase in net assets resulting from operations applicable to common shares	$13,185,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$17,118,254	$39,330,488
Net realized gain (loss)	3,067,618	(277,099)
Change in net unrealized appreciation (depreciation)	(7,000,499)	(12,809,381)
Net increase in net assets resulting from operations applicable to common shares	13,185,373	26,244,008
Distributions to common shareholders from net investment income	(18,687,173)	(39,742,051)
Net increase (decrease) in net assets applicable to common shares	(5,501,800)	(31,498,043)

Net assets applicable to common shares:
Beginning of period	726,752,946	740,250,989
End of period (includes undistributed net investment income of $(125,119) and $1,443,800, respectively)	$721,251,146	$726,752,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Municipal Trust

Statement of Cash Flows

For the six months ended August 31, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$13,185,373

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(73,906,564)
Purchases of short-term investments, net	(6,453,812)
Proceeds from sales of investments	75,444,916
Amortization of premium	2,882,503
Accretion of discount	(1,173,186)
Decrease in interest receivables and other assets	647,253
Increase in accrued expenses and other payables	246,290
Net realized gain from investment securities	(3,067,618)
Net change in unrealized depreciation on investment securities	7,000,499
Net cash provided by operating activities	14,805,654

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(18,694,224)
Proceeds from TOB Trusts	32,430,000
Repayments of TOB Trusts	(29,025,000)
Net cash provided by (used in) financing activities	(15,289,224)
Net increase (decrease) in cash and cash equivalents	(483,570)
Cash and cash equivalents at beginning of period	541,421
Cash and cash equivalents at end of period	$57,851

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$5,612,633

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

29                         Invesco Municipal Trust

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an

30                         Invesco Municipal Trust

underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

31                         Invesco Municipal Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2018, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,195,828,213	$—	$1,195,828,213
Investment matured	—	196,400	—	196,400
Total Investments	$—	$1,196,024,613	$—	$1,196,024,613

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Trust engaged in securities purchases of $30,645,213 and securities sales of $14,511,340, which did not result in any net realized gains or losses.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the

32                         Invesco Municipal Trust

custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2018 were $213,495,286 and 2.43%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2018, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$5,551,039	$—	$5,551,039
Not subject to expiration	11,147,133	18,170,216	29,317,349
	$16,698,172	$18,170,216	$34,868,388

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2018 was $76,824,958 and $76,936,295, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$54,134,053
Aggregate unrealized (depreciation) of investments	(6,327,545)
Net unrealized appreciation of investments	$47,806,508

Cost of investments for tax purposes is $1,148,021,705.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
Beginning shares	55,320,227	55,320,227
Shares issued through dividend reinvestment	—	—
Ending shares	55,320,227	55,320,227

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,787 Series 2015/12-VKQ VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 17, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 841 Series 2015/12-VKQ VMTP shares in connection with the reorganization of Invesco Van Kampen Massachusetts Value Municipal Income Trust, Invesco Van Kampen Ohio Quality Municipal Trust and Invesco Van Kampen Trust for Investment Grade New Jersey Municipals into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 5, 2015, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 31, 2018, unless earlier

33                         Invesco Municipal Trust

redeemed, repurchased or extended. On June 1, 2017, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2020, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original three year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2018, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2018 were $262,800,000 and 2.36%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2018:

Declaration Date	Amount per Share	Record Date	Payable Date
September 4, 2018	$0.0525	September 14, 2018	September 28, 2018
October 1, 2018	$0.0525	October 16, 2018	October 31, 2018

34                         Invesco Municipal Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Years ended February 28,		Year ended February 29,	Years ended February 28,
	2018		2018	2017	2016	2015	2014
Net asset value per common share, beginning of period	$13.14		$13.38	$14.11	$14.15	$13.31	$14.56
Net investment income(a)	0.31		0.71	0.76	0.83	0.80	0.80
Net gains (losses) on securities (both realized and unrealized)	(0.07)		(0.23)	(0.71)	(0.05)	0.85	(1.21)
Total from investment operations	0.24		0.48	0.05	0.78	1.65	(0.41)
Less: dividends paid to common shareholders from net investment income	(0.34)		(0.72)	(0.78)	(0.82)	(0.81)	(0.84)
Net asset value per common share, end of period	$13.04		$13.14	$13.38	$14.11	$14.15	$13.31
Market value per common share, end of period	$11.84		$11.82	$12.63	$13.02	$12.74	$12.21
Total return at net asset value(b)	2.11%		3.99%	0.54%	6.40%	13.37%	(2.17)%
Total return at market value(c)	3.06%		(0.90)%	2.85%	9.06%	11.27%	(8.74)%
Net assets applicable to common shares, end of period (000’s omitted)	$721,251		$726,753	$740,251	$780,532	$782,996	$736,458
Portfolio turnover rate(d)	7%		14%	14%	11%	10%	15%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.61	%(e)	2.24%	1.88%	1.55%	1.64%	1.68%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.03	%(e)	1.01%	0.98%	0.97%	1.02%	1.06%
Without fee waivers and/or expense reimbursements	2.61	%(e)	2.24%	1.88%	1.55%	1.64%	1.68%
Ratio of net investment income	4.68	%(e)	5.27%	5.41%	5.98%	5.76%	6.00%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$262,800		$262,800	$262,800	$262,800	$262,800	$262,800
Asset coverage per preferred share(f)	$374,449		$376,542	$381,676	$397,006	$397,934	$380,167
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $724,442.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

35                         Invesco Municipal Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board noted that overweight exposure to and security selection in certain sectors and securities detracted from the Fund’s performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

36                         Invesco Municipal Trust

shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the

Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

37                         Invesco Municipal Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on August 9, 2018. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1).	Bruce L. Crockett	47,808,300	2,795,349
	Jack M. Fields	47,818,354	2,785,295
	Martin L. Flanagan	48,215,157	2,388,492
	Robert C. Troccoli	48,115,738	2,487,911

38                         Invesco Municipal Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Forms N-Q (or any

successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06362	VK-CE-MUNI-SAR-1	10172018 1240

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.